Federated Hermes Intermediate Corporate Bond Fund
Portfolio of Investments
July 31, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.5%
	Basic Industry - Chemicals—0.1%
$ 400,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 394,693
	Basic Industry - Metals & Mining—0.8%
450,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	409,981
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	173,732
600,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.750%, 4/5/2034	612,153
410,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	387,553
800,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.371%, 4/4/2029	811,763
750,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	780,136
	TOTAL	3,175,318
	Basic Industry - Paper—0.3%
1,000,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	1,017,083
50,000	Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	56,993
	TOTAL	1,074,076
	Capital Goods - Aerospace & Defense—3.1%
300,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	290,034
280,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	275,469
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	185,426
1,590,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	1,488,800
500,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	448,830
1,725,000	Boeing Co., Sr. Unsecd. Note, 5.150%, 5/1/2030	1,699,457
500,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	525,069
600,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	588,550
410,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	391,813
580,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	491,340
325,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	320,269
1,175,000	Lockheed Martin Corp., Sr. Unsecd. Note, 1.850%, 6/15/2030	1,014,539
1,175,000	Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	1,156,230
500,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.450%, 5/15/2028	500,106
600,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	593,592
1,450,000	RTX Corp, Sr. Unsecd. Note, 4.125%, 11/16/2028	1,420,388
600,000	RTX Corp, Sr. Unsecd. Note, 5.000%, 2/27/2026	601,547
240,000	RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	243,535
300,000	Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	295,701
	TOTAL	12,530,695
	Capital Goods - Building Materials—0.9%
1,100,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	1,033,518
825,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	792,579
450,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	461,106
465,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	497,785
290,000	Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	259,408
520,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	439,891
200,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	191,508
	TOTAL	3,675,795
	Capital Goods - Construction Machinery—1.1%
1,000,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	927,367

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—continued
$ 405,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	$ 405,650
500,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	468,167
1,000,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	991,263
500,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 5.450%, 10/14/2025	502,283
595,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	577,394
710,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	672,791
	TOTAL	4,544,915
	Capital Goods - Diversified Manufacturing—1.2%
975,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	896,708
475,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	414,717
555,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	474,279
500,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	509,323
170,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	175,394
580,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	530,734
780,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	775,836
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	453,598
200,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	196,207
415,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	427,131
	TOTAL	4,853,927
	Communications - Cable & Satellite—1.5%
285,000	CCO Safari II LLC, 4.908%, 7/23/2025	283,156
800,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	700,055
1,125,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	944,471
225,000	Charter Communications, Inc., 4.200%, 3/15/2028	216,392
835,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	796,334
1,040,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	1,015,396
1,400,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	1,378,339
700,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	684,914
	TOTAL	6,019,057
	Communications - Media & Entertainment—1.3%
745,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	725,841
800,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	759,235
575,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	571,664
275,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	277,608
1,000,000	Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	1,011,496
220,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	187,714
600,000	Walt Disney Co., Sr. Unsecd. Note, 3.000%, 2/13/2026	584,204
625,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.054%, 3/15/2029	579,283
380,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	379,991
	TOTAL	5,077,036
	Communications - Telecom Wireless—2.6%
500,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	430,594
865,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	836,417
1,620,000	American Tower Corp., Sr. Unsecd. Note, 5.250%, 7/15/2028	1,643,368
680,000	Crown Castle, Inc., Sr. Unsecd. Note, 1.050%, 7/15/2026	630,896
1,480,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	1,250,764
1,000,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.300%, 7/1/2030	912,587
1,580,000	T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	1,540,265
1,875,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	1,788,686

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$ 1,000,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	$ 1,002,039
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	349,783
	TOTAL	10,385,399
	Communications - Telecom Wirelines—2.7%
1,365,000	AT&T, Inc., Sr. Unsecd. Note, 1.650%, 2/1/2028	1,232,820
700,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	656,655
1,110,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	908,225
800,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	700,358
800,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	802,883
1,500,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	1,504,131
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	246,500
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	248,233
1,450,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	1,329,365
435,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	376,973
1,275,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	1,176,157
1,010,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	1,004,749
500,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	480,595
	TOTAL	10,667,644
	Consumer Cyclical - Automotive—5.0%
1,390,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	1,396,910
1,550,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	1,452,962
1,090,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	1,101,340
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	245,419
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	1,010,528
820,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	859,990
320,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	341,876
600,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	586,845
545,000	General Motors Co., Sr. Unsecd. Note, 5.600%, 10/15/2032	556,148
340,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	343,568
675,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	633,244
270,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.400%, 5/8/2027	273,077
300,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	310,149
360,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.000%, 1/9/2028	371,123
2,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	2,026,054
1,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	1,024,154
375,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	375,000
725,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	738,874
500,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.375%, 11/26/2025	503,456
600,000	Mercedes-Benz Finance NA LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	599,712
1,000,000	Nissan Motor Co., Ltd., Sr. Unsecd. Note, 144A, 4.345%, 9/17/2027	964,502
200,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	185,026
1,500,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	1,486,517
1,315,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	1,254,415
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	666,975
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.750%, 11/13/2028	696,422
	TOTAL	20,004,286
	Consumer Cyclical - Retailers—2.6%
225,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	225,656
1,575,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,453,326
640,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	584,741

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 410,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	$ 401,105
1,300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	1,266,982
580,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	556,918
290,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	283,452
500,000	AutoZone, Inc., Sr. Unsecd. Note, 5.200%, 8/1/2033	503,501
775,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	713,397
700,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	691,275
1,165,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	1,108,359
1,000,000	Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	1,012,636
1,000,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	825,337
665,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	555,619
255,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	258,244
	TOTAL	10,440,548
	Consumer Cyclical - Services—1.6%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	169,974
820,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	790,714
1,200,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	1,166,403
1,200,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.600%, 12/1/2025	1,200,070
805,000	Booking Holdings, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2028	779,203
965,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	969,122
875,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	854,979
225,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	215,770
179,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	159,073
	TOTAL	6,305,308
	Consumer Non-Cyclical - Food/Beverage—4.0%
800,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	808,189
1,285,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	1,166,324
1,325,000	Constellation Brands, Inc., Sr. Unsecd. Note, 2.875%, 5/1/2030	1,196,024
1,165,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.600%, 2/15/2028	1,120,282
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	368,620
725,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	658,109
1,000,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 2.250%, 3/15/2031	850,759
1,100,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.430%, 6/15/2027	1,064,173
800,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2029	775,174
300,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.050%, 4/15/2032	285,068
1,017,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	985,973
400,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.750%, 4/1/2030	381,215
1,800,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	1,765,604
600,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	578,069
1,600,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	1,479,146
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	245,277
630,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	547,943
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	58,406
600,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	576,103
700,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	680,922
505,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	514,327
	TOTAL	16,105,707
	Consumer Non-Cyclical - Health Care—3.2%
650,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	577,805
500,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	478,061

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 69,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	$ 68,544
193,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	174,819
750,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	756,283
66,705	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	66,397
650,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	584,757
500,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	481,855
480,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	480,066
1,950,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,963,548
485,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	441,890
410,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.857%, 3/15/2030	430,116
350,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.905%, 11/22/2032	368,811
1,300,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	1,257,540
585,000	HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	560,430
1,000,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,010,670
1,450,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	1,468,242
1,700,000	Solventum Corp., Sr. Unsecd. Note, 144A, 5.400%, 3/1/2029	1,721,520
	TOTAL	12,891,354
	Consumer Non-Cyclical - Pharmaceuticals—4.1%
545,000	Abbott Laboratories, Sr. Unsecd. Note, 1.150%, 1/30/2028	490,967
560,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	551,375
1,140,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	1,100,216
1,060,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	994,818
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	62,559
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2027	1,006,781
1,985,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	2,038,538
985,000	Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	985,014
600,000	Astrazeneca Finance LLC, Sr. Unsecd. Note, 4.875%, 3/3/2028	608,177
780,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	730,955
1,135,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	1,094,319
1,900,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	1,835,639
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	161,113
500,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	494,332
375,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	380,992
1,000,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 5.200%, 2/22/2034	1,024,591
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	146,619
350,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	349,226
850,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.650%, 5/19/2030	856,201
820,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	693,441
450,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	430,840
300,000	Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	284,348
	TOTAL	16,321,061
	Consumer Non-Cyclical - Products—0.4%
910,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	927,491
600,000	Kenvue, Inc., Sr. Unsecd. Note, 5.350%, 3/22/2026	606,308
	TOTAL	1,533,799
	Consumer Non-Cyclical - Supermarkets—0.0%
150,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	143,315
	Consumer Non-Cyclical - Tobacco—2.0%
350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	347,060
700,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	638,169

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$ 1,475,000	BAT Capital Corp., Sr. Unsecd. Note, 3.462%, 9/6/2029	$ 1,375,315
500,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	518,915
425,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	490,411
350,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	345,753
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	1,007,251
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2029	503,129
975,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	988,369
1,210,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	1,230,390
140,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	146,270
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	287,897
	TOTAL	7,878,929
	Energy - Independent—2.5%
55,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	54,090
500,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	486,681
600,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	609,621
1,200,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.400%, 4/18/2034	1,215,281
300,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	320,601
1,650,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	1,630,068
1,600,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	1,586,518
1,000,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	1,045,246
1,800,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.375%, 9/1/2028	1,876,613
625,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	638,589
565,000	Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	591,254
	TOTAL	10,054,562
	Energy - Integrated—2.0%
1,750,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	1,730,371
900,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.279%, 9/19/2027	867,006
1,425,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	1,203,891
1,000,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	983,873
1,300,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	1,266,273
1,200,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	1,086,292
625,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	606,968
	TOTAL	7,744,674
	Energy - Midstream—2.7%
250,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	223,685
600,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	596,725
900,000	Enbridge, Inc., Sr. Unsecd. Note, 6.200%, 11/15/2030	962,941
500,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	471,172
140,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	142,722
205,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	206,993
300,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	312,991
175,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	166,382
250,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	243,090
1,195,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	1,174,055
785,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	675,383
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	301,074
845,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	828,397
450,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	445,912
470,000	ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	484,692
250,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	262,264

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 420,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	$ 444,091
935,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	873,037
120,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	110,455
750,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	789,461
400,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	419,486
475,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	459,786
	TOTAL	10,594,794
	Energy - Refining—0.5%
165,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	156,109
965,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	893,628
800,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	775,476
	TOTAL	1,825,213
	Financial Institution - Banking—23.7%
1,000,000	American Express Co., Sr. Unsecd. Note, 5.389%, 7/28/2027	1,009,499
1,000,000	American Express Co., Sub., 5.625%, 7/28/2034	1,027,371
915,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	906,726
2,725,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,408,939
2,160,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	2,086,500
1,000,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	1,022,911
1,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	951,820
800,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	794,257
1,750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	1,589,998
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	487,641
2,240,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,183,304
960,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	905,328
1,000,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	979,015
1,200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 6.317%, 10/25/2029	1,273,270
1,400,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	1,415,989
1,475,000	Citigroup, Inc., 4.125%, 7/25/2028	1,435,437
500,000	Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	471,264
2,500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,196,917
1,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	984,180
1,325,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,279,532
750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	731,890
825,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	856,823
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	243,977
790,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	685,696
890,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	905,066
685,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	730,237
785,000	Comerica, Inc., 3.800%, 7/22/2026	758,983
460,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	461,273
1,000,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	988,649
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	469,708
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	508,492
1,425,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	1,476,445
400,000	Fifth Third Bank, Sr. Unsecd. Note, 5.852%, 10/27/2025	400,162
300,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	298,344
1,225,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	1,155,557
850,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	704,954
1,350,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	1,179,595

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 800,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	$ 777,436
2,075,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	2,008,891
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	245,815
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.330%, 7/23/2035	503,907
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.561%, 10/24/2034	1,099,845
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	472,585
700,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	692,946
330,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	343,045
650,000		Huntington National Bank, Sr. Unsecd. Note, 5.650%, 1/10/2030	665,485
1,250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,185,776
1,100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	1,074,821
2,025,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	1,726,138
1,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.739%, 10/15/2030	1,357,135
800,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	697,662
1,600,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	1,560,187
350,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.586%, 4/26/2033	340,278
385,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.012%, 1/23/2030	388,273
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.294%, 7/22/2035	1,014,424
1,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.299%, 7/24/2029	1,527,039
415,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.581%, 4/22/2030	428,040
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	216,585
1,100,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	1,147,915
535,000		M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	523,195
625,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	596,912
945,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	1,016,019
850,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	836,691
1,160,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	1,094,474
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	341,774
1,880,000		Morgan Stanley, Sr. Unsecd. Note, 5.123%, 2/1/2029	1,898,051
800,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	804,120
1,695,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	1,725,670
1,950,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	1,628,112
1,250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.622%, 4/1/2031	1,172,003
800,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	799,432
1,125,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	1,081,747
1,850,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	1,831,062
575,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	588,619
310,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	319,802
92,698	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	38,933
1,200,000		State Street Corp., Sr. Unsecd. Note, 5.159%, 5/18/2034	1,216,121
600,000		State Street Corp., Sub., 6.123%, 11/21/2034	638,573
1,550,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,534,036
600,000		Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	596,916
725,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	650,402
1,250,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	1,220,713
2,085,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,046,303
375,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	404,025
1,250,000		US Bancorp, Sr. Unsecd. Note, 4.653%, 2/1/2029	1,240,526
500,000		US Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	509,937
200,000		US Bancorp, Sr. Unsecd. Note, 5.727%, 10/21/2026	201,460

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 250,000	US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	$ 257,518
425,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	441,374
500,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	414,871
1,175,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,099,854
360,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	351,546
500,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	509,868
1,000,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.557%, 7/25/2034	1,022,825
1,100,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	1,126,638
500,000	Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	545,040
1,395,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	1,302,833
1,450,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,285,029
2,100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	2,026,038
	TOTAL	94,379,039
	Financial Institution - Broker/Asset Mgr/Exchange—1.3%
500,000	Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	481,572
900,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	1,011,819
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	215,919
965,000	Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	992,067
1,600,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	1,335,524
250,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	268,134
165,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	160,780
840,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	837,871
	TOTAL	5,303,686
	Financial Institution - Finance Companies—1.4%
505,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	480,664
335,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	310,092
1,000,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	880,843
675,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	667,193
400,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	402,422
700,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	657,631
625,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	600,054
700,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	709,126
140,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	143,707
710,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	746,718
	TOTAL	5,598,450
	Financial Institution - Insurance - Health—1.7%
900,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	811,459
1,200,000	Elevance Health, Inc., Sr. Unsecd. Note, 2.375%, 1/15/2025	1,183,453
1,335,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.900%, 2/8/2026	1,333,776
1,175,000	The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	1,175,212
300,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	285,505
1,500,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.950%, 10/15/2027	1,431,482
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	400,384
	TOTAL	6,621,271
	Financial Institution - Insurance - Life—1.3%
500,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	477,626
275,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	283,304
1,000,000	CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	1,014,287
1,000,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	1,036,540
1,650,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	1,503,194

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	$ 189,212
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	379,466
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	345,513
	TOTAL	5,229,142
	Financial Institution - Insurance - P&C—0.7%
1,000,000	Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	1,019,410
1,200,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	1,171,406
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	240,663
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	520,277
	TOTAL	2,951,756
	Financial Institution - REIT - Apartment—0.6%
500,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 11/15/2024	496,855
470,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	453,934
595,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	538,751
470,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	386,867
750,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	587,032
	TOTAL	2,463,439
	Financial Institution - REIT - Healthcare—1.0%
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	360,014
200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	179,220
1,135,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,120,722
765,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	673,727
925,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	848,075
250,000	Welltower, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	247,114
600,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2028	589,168
	TOTAL	4,018,040
	Financial Institution - REIT - Office—1.0%
1,345,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	1,042,373
1,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	972,576
700,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	690,865
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	117,163
570,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	432,325
750,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	820,267
	TOTAL	4,075,569
	Financial Institution - REIT - Other—0.7%
1,000,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	1,010,553
300,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	298,044
460,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	389,683
300,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	285,812
750,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	748,891
	TOTAL	2,732,983
	Financial Institution - REIT - Retail—1.1%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	226,685
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	221,931
700,000	Kimco Realty Corp., Sr. Unsecd. Note, 4.600%, 2/1/2033	676,884
1,000,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	1,087,330
750,000	Regency Centers LP, Sr. Unsecd. Note, 3.600%, 2/1/2027	729,594
1,700,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	1,604,369
	TOTAL	4,546,793

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Sovereign—0.2%
$ 640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	$ 677,116
	Technology—7.0%
1,250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	1,244,688
700,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	672,715
1,000,000	Apple, Inc., Sr. Unsecd. Note, 3.250%, 2/23/2026	980,559
340,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	334,788
585,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	573,589
585,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	571,668
1,500,000	Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	1,519,989
625,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	605,530
250,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	236,658
1,000,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	1,008,570
490,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	501,353
350,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	358,041
125,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	127,098
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	405,971
500,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	446,712
1,165,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	1,192,741
1,320,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	1,366,863
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	239,540
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	301,344
600,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	563,447
290,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	258,236
500,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	429,392
250,000	Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	249,046
1,000,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	1,015,531
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	273,520
500,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	498,800
600,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	599,608
460,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	451,246
535,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	541,126
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	491,406
725,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	697,538
550,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	521,974
2,120,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	2,258,306
2,140,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,834,661
795,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	777,405
825,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	729,286
600,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	632,140
1,345,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	1,152,800
475,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	465,605
490,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	480,314
315,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	293,846
	TOTAL	27,903,650
	Transportation - Airlines—0.1%
175,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	174,452
	Transportation - Railroads—0.4%
350,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	327,410
300,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	277,804
575,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	542,738

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Railroads—continued
$ 550,000	Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	$ 550,100
	TOTAL	1,698,052
	Transportation - Services—2.2%
1,100,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,118,092
785,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	734,466
565,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	469,267
515,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	490,097
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	234,599
1,575,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	1,560,542
1,355,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	1,387,379
650,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	609,188
975,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 4.300%, 6/15/2027	964,144
250,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	254,112
885,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	909,417
	TOTAL	8,731,303
	Utility - Electric—4.9%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	304,965
500,000	Alabama Power Co., Sr. Unsecd. Note, Series 20-A, 1.450%, 9/15/2030	419,388
1,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	1,308,032
345,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 1.450%, 6/1/2026	323,850
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	366,068
935,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	918,070
660,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2025	660,880
600,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	541,821
575,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	591,285
200,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	193,436
1,300,000	Enel Finance America LLC, Sr. Unsecd. Note, 144A, 7.100%, 10/14/2027	1,382,454
685,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.625%, 7/12/2026	641,915
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.125%, 7/12/2028	674,291
500,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	498,203
700,000	EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	712,346
855,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	823,325
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	230,390
675,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.450%, 3/13/2026	670,904
500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.450%, 10/30/2025	503,364
1,115,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	1,114,656
500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.900%, 2/28/2028	502,694
1,975,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	2,002,908
360,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	361,536
590,000	NiSource, Inc., Sr. Unsecd. Note, 3.600%, 5/1/2030	554,618
60,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	60,864
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	221,515
1,200,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	1,167,380
250,000	Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	235,851
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	139,571
585,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 4.750%, 1/15/2028	587,248
850,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	861,045
	TOTAL	19,574,873

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas—0.0%
$ 155,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	$ 153,553
	TOTAL CORPORATE BONDS (IDENTIFIED COST $381,520,981)	381,075,272
	INVESTMENT COMPANY—3.6%
14,488,270	Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[2] (IDENTIFIED COST $14,488,270)	14,488,270
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $396,009,251)	395,563,542
	OTHER ASSETS AND LIABILITIES - NET—0.9%[3]	3,503,801
	TOTAL NET ASSETS—100%	$399,067,343
At July 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 10-Year Long Futures	63	$7,044,188	September 2024	$144,260
United States Treasury Notes 10-Year Ultra Long Futures	115	$13,291,484	September 2024	$275,965
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$420,225
The average notional value of long futures contracts held by the Fund throughout the period was $15,495,266. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 4/30/2024	$11,812,786	$—	$11,812,786
Purchases at Cost	$337,834	$37,666,634	$38,004,468
Proceeds from Sales	$(12,150,620)	$(23,178,364)	$(35,328,984)
Change in Unrealized Appreciation/Depreciation	$(590)	$—	$(590)
Net Realized Gain/(Loss)	$590	$—	$590
Value as of 7/31/2024	$—	$14,488,270	$14,488,270
Shares Held as of 7/31/2024	—	14,488,270	14,488,270
Dividend Income	$11,404	$141,407	$152,811

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.

■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$381,036,339	$38,933	$381,075,272
Investment Company	14,488,270	—	—	14,488,270
TOTAL SECURITIES	$14,488,270	$381,036,339	$38,933	$395,563,542
Other Financial Instruments:[1]
Assets	$420,225	$—	$—	$420,225

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust